VII Peaks-KBR | Co-Optivist Funds Who is VII Peaks KBR | BDC Strategy and Attributes | Investor Documents | How to Invest | Risk Factors | News & Filings | Contact KBR Capital Partners | KBR Capital Markets | Terms of Use & Privacy Policy *Offering price subject to change. Reliance should only be made on the offering price as stated in the current prospectus, as amended and supplemented. A prospectus relating to the common stock of VII Peaks KBR Co Optivist Income BDC II, Inc. has been filed with the Securities and Exchange Commission, is available at www.sec.gov or by calling 877 7000 KBR (527) and contains additional information about the offering. The prospectus should be read carefully by an investor before investing. Investors are advised to consider the investment objective, risks, charges and expenses of the program carefully before investing. The prospectus and the information on this web site are not offers to sell these securities and are not soliciting an offer to buy these securities in any state where the offer and sale is not permitted. KBR Capital Markets LLC, Member FINRA/SIPC, Dealer Manager. © All Rights Reserved VII Peaks KBR, LLC 2012. 255 Shoreline Drive, Suite 428, Redwood City, CA 94065. 877 7000 KBR (527) 255 Shoreline Drive . Suite 428 . Redwood City, CA 94065 . 877-7000-KBR (527) HOME INVESTOR/ADVISOR LOGIN VII PEAKS-KBR CO-OPTIVISTTM INCOME BDC II CURRENT OFFERING PRICE: $10.00* CURRENT DISTRIBUTION*: 7.35% *There can be no assurance that we will be able to sustain distributions at any particular level. Subject to board approval. NEWS « » View All INVESTOR DOCUMENTS WHO IS VII PEAKS-KBR BDC STRATEGY AND ATTRIBUTES INVESTOR DOCUMENTS HOW TO INVEST RISK FACTORS NEWS & FILINGS CONTACT VII PEAKS-KBR VII Peaks-KBR Co-Optivist™ Income BDC II, Inc. is a publicly registered non-traded business development company (“BDC”) that intends to invest in discounted publicly traded corporate debt securities of public and private companies that have solid business fundamentals, but also a perceived risk of near term liquidity issues. The Fund anticipates providing regular distributions to investors from coupon payments of primarily fixed-rate debt investments, while actively working with the target company’s management to restructure the underlying corporate debt to generated potential upside. The Fund will employ a proprietary “Co-Optivist™” (“cooperative activism”) approach in executing the investment strategy. We intend to utilize this strategy to acquire principal positions in debt securities of target companies with the goal of restructuring their overall debt burden to de-lever the balance sheets and improve the overall liquidity of the target companies. Our cooperative activism approach includes proactively engaging the target company’s management team on average 24 months prior to a redemption event. 03.25.11 - Tactical Joint Venture with VII Peaks Capital http://oted-dev.com/testing/kbr/[8/31/2012 2:17:11 PM]

Who is VII Peaks-KBR | VII Peaks-KBR Who is VII Peaks KBR | BDC Strategy and Attributes | Investor Documents | How to Invest | Risk Factors | News & Filings | Contact KBR Capital Partners | KBR Capital Markets | Terms of Use & Privacy Policy *Offering price subject to change. Reliance should only be made on the offering price as stated in the current prospectus, as amended and supplemented. A prospectus relating to the common stock of VII Peaks KBR Co Optivist Income BDC II, Inc. has been filed with the Securities and Exchange Commission, is available at www.sec.gov or by calling 877 7000 KBR (527) and contains additional information about the offering. The prospectus should be read carefully by an investor before investing. Investors are advised to consider the investment objective, risks, charges and expenses of the program carefully before investing. The prospectus and the information on this web site are not offers to sell these securities and are not soliciting an offer to buy these securities in any state where the offer and sale is not permitted. KBR Capital Markets LLC, Member FINRA/SIPC, Dealer Manager. © All Rights Reserved VII Peaks KBR, LLC 2012. 255 Shoreline Drive, Suite 428, Redwood City, CA 94065. 877 7000 KBR (527) 255 Shoreline Drive . Suite 428 . Redwood City, CA 94065 . 877-7000-KBR (527) HOME INVESTOR/ADVISOR LOGIN VII PEAKS-KBR CO-OPTIVISTTM INCOME BDC II CURRENT OFFERING PRICE: $10.00* CURRENT DISTRIBUTION*: 7.35% *There can be no assurance that we will be able to sustain distributions at any particular level. Subject to board approval. NEWS « » View All INVESTOR DOCUMENTS WHO IS VII PEAKS-KBR BDC STRATEGY AND ATTRIBUTES INVESTOR DOCUMENTS HOW TO INVEST RISK FACTORS NEWS & FILINGS CONTACT VII PEAKS-KBR WHO IS VII PEAKS-KBR VII Peaks-KBR is a sponsor of alternative investments, including the VII Peaks-KBR Co-Optivist™ Income BDC II The principals have broad investment experience1 including: — $40+ billion of corporate finance transactions — $20+ billion of underwriting and issuing corporate debt products — $1+ billion as principal investors in leveraged buyout and private equity transactions — Serving as financial advisers to private equity funds, venture capital firms and corporations 1 Prior performance is not indicative of future results. There can be no assurance that future projects will achieve comparable results. See Management section of the Prospectus, Pg. 57 for full disclosure. Dollar amounts include transactions that the principals have been involved with while at VII Peaks Capital and other firms and includes transactions that were ultimately not completed. See “Management” section of the Prospectus for disclosure of the business backgrounds of the principals. Go to our BDC Strategy and Attributes page to learn more. 07.30.12 - BDC II First Regular Cash Distributions http://oted-dev.com/testing/kbr/who-is-vii-peaks-kbr/[8/31/2012 2:17:42 PM]

BDC Strategy and Attributes | VII Peaks-KBR

255 Shoreline Drive . Suite 428 . Redwood City, CA 94065 . 877-7000-KBR (527)

HOME INVESTOR/ADVISOR LOGIN

VII PEAKS · KBR
CO-OPTIVIST™ FUNDS



VII PEAKS-KBR CO-OPTIVIST™ INCOME BDC II

CURRENT OFFERING PRICE:
$10.00*

CURRENT DISTRIBUTION*:

7.35%

*There can be no assurance that we will be able to sustain distributions at any particular level. Subject to board approval.

NEWS

07.30.12 - BDC II First Regular Cash Distributions

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INVESTOR DOCUMENTS



WHO IS VII PEAKS-KBR | BDC STRATEGY AND ATTRIBUTES | INVESTOR DOCUMENTS | HOW TO INVEST | RISK FACTORS | NEWS & FILINGS | CONTACT VII PEAKS-KBR

BDC STRATEGY AND ATTRIBUTES

The Co-Optivist℠ ("cooperative activism") approach is a proprietary strategy[1] developed by VII Peaks Capital.

The Co-Optivist℠ approach involves primarily investing in:

Discounted corporate debt securities of public and private companies that have a perceived risk of near term liquidity issues, but are determined by VII Peaks-KBR to have solid fundamentals and business prospects including,

- **Historical revenue growth**
- **Positive cash flow**
- **Sufficient asset coverage**

The VII Peaks-KBR Co-Optivist℠ approach anticipates providing a consistent cash flow to investors from traded bond coupon payments, while proactively engaging the target company's management to:

- **Restructure the underlying corporate debt securities**
- **De-lever the target company's balance sheet**
- **Improve the company's overall liquidity**
- **Provide potential event-driven appreciation**

[1] Please see the Business section of the prospectus Page 48 for further details.

VII Peaks-KBR does not provide financing and is not a lender, but rather assists the target company in restructuring or refinancing their debt, thereby

Who is VII Peaks-KBR | BDC Strategy and Attributes | Investor Documents | How to Invest | Risk Factors | News & Filings | Contact
KBR Capital Partners | KBR Capital Markets | Terms of Use & Privacy Policy

*Offering price subject to change. Reliance should only be made on the offering price as stated in the current prospectus, as amended and supplemented.

A prospectus relating to the common stock of VII Peaks-KBR Co-Optivist Income BDC II, Inc. has been filed with the Securities and Exchange Commission, is available at www.sec.gov or by calling 877-7000-KBR (527) and contains additional information about the offering. The prospectus should be read carefully by an investor before investing. Investors are advised to consider the investment objective, risks, charges and expenses of the program carefully before investing. The prospectus and the information on this web site are not offers to sell these securities and are not soliciting an offer to buy these securities in any state where the offer and sale is not permitted.

KBR Capital Markets LLC, Member FINRA/SIPC, Dealer Manager.

© All Rights Reserved VII Peaks-KBR, LLC 2012.
255 Shoreline Drive, Suite 428, Redwood City, CA 94065. 877-7000-KBR (527)

http://oted-dev.com/testing/kbr/bdc-strategy-and-attributes/[8/31/2012 2:17:57 PM]

Investor Documents | VII Peaks-KBR Who is VII Peaks KBR | BDC Strategy and Attributes | Investor Documents | How to Invest | Risk Factors | News & Filings | Contact KBR Capital Partners | KBR Capital Markets | Terms of Use & Privacy Policy *Offering price subject to change. Reliance should only be made on the offering price as stated in the current prospectus, as amended and supplemented. A prospectus relating to the common stock of VII Peaks KBR Co Optivist Income BDC II, Inc. has been filed with the Securities and Exchange Commission, is available at www.sec.gov or by calling 877 7000 KBR (527) and contains additional information about the offering. The prospectus should be read carefully by an investor before investing. Investors are advised to consider the investment objective, risks, charges and expenses of the program carefully before investing. The prospectus and the information on this web site are not offers to sell these securities and are not soliciting an offer to buy these securities in any state where the offer and sale is not permitted. KBR Capital Markets LLC, Member FINRA/SIPC, Dealer Manager. © All Rights Reserved VII Peaks KBR, LLC 2012. 255 Shoreline Drive, Suite 428, Redwood City, CA 94065. 877 7000 KBR (527) 255 Shoreline Drive . Suite 428 . Redwood City, CA 94065 . 877-7000-KBR (527) HOME INVESTOR/ADVISOR LOGIN VII PEAKS-KBR CO-OPTIVISTTM INCOME BDC II CURRENT OFFERING PRICE: $10.00* CURRENT DISTRIBUTION*: 7.35% *There can be no assurance that we will be able to sustain distributions at any particular level. Subject to board approval. NEWS « » View All INVESTOR DOCUMENTS WHO IS VII PEAKS-KBR BDC STRATEGY AND ATTRIBUTES INVESTOR DOCUMENTS HOW TO INVEST RISK FACTORS NEWS & FILINGS CONTACT VII PEAKS-KBR INVESTOR DOCUMENTS Offering Documents 07.10.12 - BDC II Announces Commencement of Operations 03.01.12 - Launch of Business Development Company PLEASE REVIEW This website is available for use subject to its Terms and Conditions and our Privacy Policy. Pleas click on the highlighted terms to review these. To review a summary of risk factors related to an investment in VII Peaks-KBR Co-OptivistTM Income BDC II (the Issuer), please read below. This presentation is preceded or accompanied by a prospectus. Additional copies of the prospe may be obtained by contacting KBR Capital Markets at 877-7000-KBR. The Company is a newly formed, development stage entity with no operating history or revenue and there is no basis on which to evaluate our ability to achieve the business objectives - The Manager is a newly-formed entity with no history of managing a portfolio of debt securities; Our resources may be insufficient to cover operating expenses and expenses of consummating business acquisitions; We have full authority and discretion over the timing and amount of distributions, and we may decide to reduce or eliminate distributions at any time, which may have an adverse affect on investors; P ti l i i hi h i h b l d A lt ill b (I Accept) I Accept ( Cancel ) €Cancel€ http://oted-dev.com/testing/kbr/investor-documents/[8/31/2012 2:18:49 PM]

Investor Documents | VII Peaks-KBR

255 Shoreline Drive . Suite 428 . Redwood City, CA 94065 . 877-7000-KBR (527) HOME INVESTOR/ADVISOR LOGIN

VII PEAKS · KBR
CO-OPTIVIST™ FUNDS



VII Peaks-KBR Co-Optivist™ Income BDC II

Current Offering Price: $10.00*

CURRENT DISTRIBUTION*:

7.35%

*There can be no assurance that we will be able to sustain distributions at any particular level. Subject to board approval.

NEWS

07.30.12 - BDC II First Regular Cash Distributions

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INVESTOR DOCUMENTS



Who is VII Peaks-KBR | BDC Strategy and Attributes | Investor Documents | How to Invest | Risk Factors | News & Filings | Contact VII Peaks-KBR

Investor Documents

- **Offering Documents**

Who is VII Peaks-KBR | BDC Strategy and Attributes | Investor Documents | How to Invest | Risk Factors | News & Filings | Contact
KBR Capital Partners | KBR Capital Markets | Terms of Use & Privacy Policy

*Offering price subject to change. Reliance should only be made on the offering price as stated in the current prospectus, as amended and supplemented.

A prospectus relating to the common stock of VII Peaks-KBR Co-Optivist Income BDC II, Inc. has been filed with the Securities and Exchange Commission, is available at www.sec.gov or by calling 877-7000-KBR (527) and contains additional information about the offering. The prospectus should be read carefully by an investor before investing. Investors are advised to consider the investment objective, risks, charges and expenses of the program carefully before investing. The prospectus and the information on this web site are not offers to sell these securities and are not soliciting an offer to buy these securities in any state where the offer and sale is not permitted.

KBR Capital Markets LLC, Member FINRA/SIPC, Dealer Manager.

© All Rights Reserved VII Peaks-KBR, LLC 2012.
255 Shoreline Drive, Suite 428, Redwood City, CA 94065. 877-7000-KBR (527)

http://oted-dev.com/testing/kbr/investor-documents/[8/31/2012 2:19:04 PM]

How to Invest | VII Peaks-KBR Who is VII Peaks KBR | BDC Strategy and Attributes | Investor Documents | How to Invest | Risk Factors | News & Filings | Contact KBR Capital Partners | KBR Capital Markets | Terms of Use & Privacy Policy *Offering price subject to change. Reliance should only be made on the offering price as stated in the current prospectus, as amended and supplemented. A prospectus relating to the common stock of VII Peaks KBR Co Optivist Income BDC II, Inc. has been filed with the Securities and Exchange Commission, is available at www.sec.gov or by calling 877 7000 KBR (527) and contains additional information about the offering. The prospectus should be read carefully by an investor before investing. Investors are advised to consider the investment objective, risks, charges and expenses of the program carefully before investing. The prospectus and the information on this web site are not offers to sell these securities and are not soliciting an offer to buy these securities in any state where the offer and sale is not permitted. KBR Capital Markets LLC, Member FINRA/SIPC, Dealer Manager. © All Rights Reserved VII Peaks KBR, LLC 2012. 255 Shoreline Drive, Suite 428, Redwood City, CA 94065. 877 7000 KBR (527) 255 Shoreline Drive . Suite 428 . Redwood City, CA 94065 . 877-7000-KBR (527) HOME INVESTOR/ADVISOR LOGIN VII PEAKS-KBR CO-OPTIVISTTM INCOME BDC II CURRENT OFFERING PRICE: $10.00* CURRENT DISTRIBUTION*: 7.35% *There can be no assurance that we will be able to sustain distributions at any particular level. Subject to board approval. NEWS « » View All INVESTOR DOCUMENTS WHO IS VII PEAKS-KBR BDC STRATEGY AND ATTRIBUTES INVESTOR DOCUMENTS HOW TO INVEST RISK FACTORS NEWS & FILINGS CONTACT VII PEAKS-KBR HOW TO INVEST VII Peaks-KBR Co-Optivist Income BDC II, Inc. is available for investment only through broker-dealers and Registered Investment Advisors (“RIAs”) with valid selling agreements. Please contact your financial professional to learn more about VII Peaks-KBR Co-Optivist Income BDC II. If you do not have a financial professional and would like a reference to one of these firms, please contact info@viipeaks-kbr.com. CONTACT INFORMATION KBR Capital Markets, Member FINRA/SIPC Dealer-Manager 255 Shoreline Drive Suite 428 Redwood City, CA 94065 Phone: 877-7000-KBR (527) Fax: 877-7100-KBR (527) E-mail: info@viipeaks-kbr.com 07.30.12 - BDC II First Regular Cash Distributions http://oted-dev.com/testing/kbr/how-to-invest/[8/31/2012 2:19:18 PM]

News & Filings | VII Peaks-KBR

255 Shoreline Drive . Suite 428 . Redwood City, CA 94065 . 877-7000-KBR (527)

HOME INVESTOR/ADVISOR LOGIN

VII PEAKS · KBR
CO-OPTIVIST™ FUNDS



VII Peaks-KBR Co-Optivist™ Income BDC II

Current Offering Price: $10.00*

CURRENT DISTRIBUTION*:

7.35%

*There can be no assurance that we will be able to sustain distributions at any particular level. Subject to board approval.

NEWS

07.30.12 - BDC II First Regular Cash Distributions

« » View All

INVESTOR DOCUMENTS



Who is VII Peaks-KBR | BDC Strategy and Attributes | Investor Documents | How to Invest | Risk Factors | News & Filings | Contact VII Peaks-KBR

News & Filings

Press Releases

- 07.30.12 - BDC II First Regular Cash Distributions
- 07.10.12 - BDC II Announces Commencement of Operations
- 03.01.12 - Launch of Business Development Company
- 03.25.11 - Tactical Joint Venture with VII Peaks Capital

SEC Filings

- View SEC Filings

Who is VII Peaks-KBR | BDC Strategy and Attributes | Investor Documents | How to Invest | Risk Factors | News & Filings | Contact
KBR Capital Partners | KBR Capital Markets | Terms of Use & Privacy Policy

*Offering price subject to change. Reliance should only be made on the offering price as stated in the current prospectus, as amended and supplemented.

A prospectus relating to the common stock of VII Peaks-KBR Co-Optivist Income BDC II, Inc. has been filed with the Securities and Exchange Commission, is available at www.sec.gov or by calling 877-7000-KBR (527) and contains additional information about the offering. The prospectus should be read carefully by an investor before investing. Investors are advised to consider the investment objective, risks, charges and expenses of the program carefully before investing. The prospectus and the information on this web site are not offers to sell these securities and are not soliciting an offer to buy these securities in any state where the offer and sale is not permitted.

KBR Capital Markets LLC, Member FINRA/SIPC, Dealer Manager.

© All Rights Reserved VII Peaks-KBR, LLC 2012.
255 Shoreline Drive, Suite 428, Redwood City, CA 94065. 877-7000-KBR (527)

http://oted-dev.com/testing/kbr/news-filings/[8/31/2012 2:19:41 PM]

Contact VII Peaks-KBR | VII Peaks-KBR Who is VII Peaks KBR | BDC Strategy and Attributes | Investor Documents | How to Invest | Risk Factors | News & Filings | Contact KBR Capital Partners | KBR Capital Markets | Terms of Use & Privacy Policy *Offering price subject to change. Reliance should only be made on the offering price as stated in the current prospectus, as amended and supplemented. A prospectus relating to the common stock of VII Peaks KBR Co Optivist Income BDC II, Inc. has been filed with the Securities and Exchange Commission, is available at www.sec.gov or by calling 877 7000 KBR (527) and contains additional information about the offering. The prospectus should be read carefully by an investor before investing. Investors are advised to consider the investment objective, risks, charges and expenses of the program carefully before investing. The prospectus and the information on this web site are not offers to sell these securities and are not soliciting an offer to buy these securities in any state where the offer and sale is not permitted. KBR Capital Markets LLC, Member FINRA/SIPC, Dealer Manager. © All Rights Reserved VII Peaks KBR, LLC 2012. 255 Shoreline Drive, Suite 428, Redwood City, CA 94065. 877 7000 KBR (527) 255 Shoreline Drive . Suite 428 . Redwood City, CA 94065 . 877-7000-KBR (527) HOME INVESTOR/ADVISOR LOGIN VII PEAKS-KBR CO-OPTIVISTTM INCOME BDC II CURRENT OFFERING PRICE: $10.00* CURRENT DISTRIBUTION*: 7.35% *There can be no assurance that we will be able to sustain distributions at any particular level. Subject to board approval. NEWS « » View All INVESTOR DOCUMENTS WHO IS VII PEAKS-KBR BDC STRATEGY AND ATTRIBUTES INVESTOR DOCUMENTS HOW TO INVEST RISK FACTORS NEWS & FILINGS CONTACT VII PEAKS-KBR CONTACT VII PEAKS-KBR PROSPECTIVE INVESTORS: For more information we encourage prospective investors to contact their financial advisor. Investors are advised to consider the investment objective, risks, charges and expenses of VII Peaks-KBR Co-Optivist Income BDC II carefully before investing. The prospectus and the information on this website are not offers to sell these securities and are not soliciting an offer to buy these securities in any state where the offer and sale is not permitted. The prospectus should be read carefully by an investor before investing. CURRENT INVESTORS: Current investors may click the button below to access their investment information. Current Investor Login FINANCIAL ADVISORS: Financial advisors may contact our managing dealer, KBR Capital Markets, LLC., Member FINRA/SIPC, for more information at (877) 7000-KBR (527). Financial advisors may also click the link below to access their investment information. Broker/dealers are reminded that communications sent or delivered to any person must be accompanied or preceded by a prospectus in accordance with the Securities Act of 1933, as amended. Financial Advisor Login If you would like to receive information about our company or have questions or comments please contact us at 07.10.12 - BDC II Announces Commencement of Operations http://oted-dev.com/testing/kbr/contact/[8/31/2012 2:20:00 PM]

Welcome To Shareholder Access 255 SHORELINE DRIVE • SUITE 428 • REDWOOD CITY, CA 94065 • 877 7000 KBR (527) Welcome To Shareholder Access Need Help? We are pleased to introduce our website portal to provide investors and their financial advisors with immediate access to account information. For information on your investment portfolio account balance, recent account activity, and historical account information, enter your username and password. By entering your username and password below, you understand that you are leaving the KBR Capital Markets website and that content provided on other websites accessed through this link is from sources deemed reliable, but cannot be guaranteed for accuracy by KBR Capital Markets or its affiliates. If you are having trouble gaining access, please call the KBR Capital Partners investment services line at 1-877-7000-KBR Option #1 (877-700-0527). Username: Password: New User? Forgot Your Username/Password? KBR Capital Markets, LLC (Member FINRA, SIPC) serves as dealer manager for offerings sponsored by KBR Capital and its joint venture partnerships. Investors should consider an offering’s investment objectives, risks, charges and expenses before investing. The Prospectus and/or Private Placement Memorandum contain this as well as other important information. You must carefully read and consider the information contained in the Prospectus and/or Private Placement Memorandum before you invest. The information on this site must be read in conjunction with the Prospectus and/or Private Placement Memorandum in order to fully understand all of the implications and risks of the offering of securities to which it relates. A copy of the Prospectus and/or Private Placement Memorandum must be made available to you in connection with a securities offering. HOME TEAM BOARD OF DIRECTORS BOARD OF ADVISORS PARTNERSHIPS NEWS CONTACT (text) (text) (Send the data to https://starportal.phxa.com/kbr/login.aspx) https://starportal.phxa.com/kbr/[8/31/2012 2:20:32 PM]

You are Leaving Our Site | VII Peaks-KBR

255 Shoreline Drive . Suite 428 . Redwood City, CA 94065 . 877-7000-KBR (527) HOME INVESTOR/ADVISOR LOGIN

VII PEAKS · KBR
CO-OPTIVIST™ FUNDS



VII Peaks-KBR Co-Optivist™ Income BDC II

Current Offering Price:
$10.00*

CURRENT DISTRIBUTION*:

7.35%

*There can be no assurance that we will be able to sustain distributions at any particular level. Subject to board approval.

NEWS

07.10.12 - BDC II Announces Commencement of Operations

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Who is VII Peaks-KBR

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*Offering price subject to change. Reliance should only be made on the offering price as stated in the current prospectus, as amended and supplemented.

A prospectus relating to the common stock of VII Peaks-KBR Co-Optivist Income BDC II, Inc. has been filed with the Securities and Exchange Commission, is available at www.sec.gov or by calling 877-7000-KBR (527) and contains additional information about the offering. The prospectus should be read carefully by an investor before investing. Investors are advised to consider the investment objective, risks, charges and expenses of the program carefully before investing. The prospectus and the information on this web site are not offers to sell these securities and are not soliciting an offer to buy these securities in any state where the offer and sale is not permitted.

KBR Capital Markets LLC, Member FINRA/SIPC, Dealer Manager.

© All Rights Reserved VII Peaks-KBR, LLC 2012.
255 Shoreline Drive, Suite 428, Redwood City, CA 94065. 877-7000-KBR (527)

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Terms of Use | VII Peaks-KBR Who is VII Peaks KBR | BDC Strategy and Attributes | Investor Documents | How to Invest | Risk Factors | News & Filings | Contact KBR Capital Partners | KBR Capital Markets | Terms of Use & Privacy Policy *Offering price subject to change. Reliance should only be made on the offering price as stated in the current prospectus, as amended and supplemented. A prospectus relating to the common stock of VII Peaks KBR Co Optivist Income BDC II, Inc. has been filed with the Securities and Exchange Commission, is available at www.sec.gov or by calling 877 7000 KBR (527) and contains additional information about the offering. The prospectus should be read carefully by an investor before investing. Investors are advised to consider the investment objective, risks, charges and expenses of the program carefully before investing. The prospectus and the information on this web site are not offers to sell these securities and are not soliciting an offer to buy these securities in any state where the offer and sale is not permitted. KBR Capital Markets LLC, Member FINRA/SIPC, Dealer Manager. © All Rights Reserved VII Peaks KBR, LLC 2012. 255 Shoreline Drive, Suite 428, Redwood City, CA 94065. 877 7000 KBR (527) 255 Shoreline Drive . Suite 428 . Redwood City, CA 94065 . 877-7000-KBR (527) HOME INVESTOR/ADVISOR LOGIN VII PEAKS-KBR CO-OPTIVISTTM INCOME BDC II CURRENT OFFERING PRICE: $10.00* CURRENT DISTRIBUTION*: 7.35% *There can be no assurance that we will be able to sustain distributions at any particular level. Subject to board approval. NEWS « » View All INVESTOR DOCUMENTS WHO IS VII PEAKS-KBR BDC STRATEGY AND ATTRIBUTES INVESTOR DOCUMENTS HOW TO INVEST RISK FACTORS NEWS & FILINGS CONTACT VII PEAKS-KBR TERMS OF USE SECURITIES LAW AND OFFERINGS Please consult your tax and/or your financial advisor for more information on how these products pertain to your particular investment strategy. This Web site may contain forward-looking statements, including discussion and analysis of the financial condition of the certain issuers of securities, anticipated capital expenditures required to complete certain projects, amounts of anticipated cash distributions to investors in the future and certain other matters. Readers of this Web site should be aware that there are various factors that could cause actual results to differ materially from any such forward-looking statements, which include changes in general economic conditions, changes in real estate conditions, construction costs which may exceed estimates, construction delays, increases in interest rates, lease-up risks, inability to obtain new tenants to fill vacant of vacated space, and the potential need to fund tenant improvements or other capital expenditures out of operating cash flow in excess of any reserves therefore. For more information about VII Peaks-KBR Co-Optivist Income BDC II, Inc. (“VII Peaks-KBR Co-Optivist Income BDC II”) investments, including investment policies, charges, and expenses, ask your financial advisor for a free prospectus, click here to view or download a prospectus, or call 877-7000-KBR (527). Please read any such prospectus carefully before you invest or send money. There can be no assurance that the objectives of any VII Peaks-KBR Co- Optivist Income BDC II investment stated in this presentation will be achieved. The share or unit values of VII Peaks- KBR Co-Optivist Income BDC II will fluctuate based on the values of the underlying assets and there is no guarantee that past performance will be the same as future results. There is no assurance that a secondary market will exist for VII Peaks-KBR Co-Optivist Income BDC II securities. 07.30.12 - BDC II First Regular Cash Distributions http://oted-dev.com/testing/kbr/terms-of-use/[8/31/2012 2:22:17 PM]

Privacy Policy | VII Peaks-KBR Who is VII Peaks KBR | BDC Strategy and Attributes | Investor Documents | How to Invest | Risk Factors | News & Filings | Contact KBR Capital Partners | KBR Capital Markets | Terms of Use & Privacy Policy *Offering price subject to change. Reliance should only be made on the offering price as stated in the current prospectus, as amended and supplemented. A prospectus relating to the common stock of VII Peaks KBR Co Optivist Income BDC II, Inc. has been filed with the Securities and Exchange Commission, is available at www.sec.gov or by calling 877 7000 KBR (527) and contains additional information about the offering. The prospectus should be read carefully by an investor before investing. Investors are advised to consider the investment objective, risks, charges and expenses of the program carefully before investing. The prospectus and the information on this web site are not offers to sell these securities and are not soliciting an offer to buy these securities in any state where the offer and sale is not permitted. KBR Capital Markets LLC, Member FINRA/SIPC, Dealer Manager. © All Rights Reserved VII Peaks KBR, LLC 2012. 255 Shoreline Drive, Suite 428, Redwood City, CA 94065. 877 7000 KBR (527) 255 Shoreline Drive . Suite 428 . Redwood City, CA 94065 . 877-7000-KBR (527) HOME INVESTOR/ADVISOR LOGIN VII PEAKS-KBR CO-OPTIVISTTM INCOME BDC II CURRENT OFFERING PRICE: $10.00* CURRENT DISTRIBUTION*: 7.35% *There can be no assurance that we will be able to sustain distributions at any particular level. Subject to board approval. NEWS « » View All INVESTOR DOCUMENTS WHO IS VII PEAKS-KBR BDC STRATEGY AND ATTRIBUTES INVESTOR DOCUMENTS HOW TO INVEST RISK FACTORS NEWS & FILINGS CONTACT VII PEAKS-KBR PRIVACY POLICY EFFECTIVE JULY 2012 COMMITTED TO PROTECTING YOUR PRIVACY VII Peaks-KBR, LLC and its affiliates, including VII Peaks-KBR Co-Optivist Income BDC II, Inc, (together “we” or “VII Peaks-KBR”) takes measures to ensure that the use and disclosure of your private personal information is consistent with applicable laws. We do not disclose any Client Information, except as permitted by law. We do not sell or disclose any Client Information to a third party for their independent use. The sections that follow will describe our information collection and sharing practices, and the safeguards we use to protect your non-public personal information. WE COLLECT INFORMATION THAT MAY INCLUDE: Information that we receive from you personally on applications, forms, or other correspondence, or our website, such as your name, address, phone number, social security number and e-mail address. Information about your transactions with us, such as your account holdings and transaction history. Information we receive about you from third parties, such as transfer agents, custodians, financial institutions and credit or service bureaus. In selected situations, as permitted or required by law, we may have to disclose all of the information we collect described above (the “Client Information”). WE CAREFULLY LIMIT CLIENT INFORMATION SHARING, USE AND DISCLOSURE We use and share Client Information solely to provide quality investment products and service to our customers. For 07.30.12 - BDC II First Regular Cash Distributions http://oted-dev.com/testing/kbr/privacy-policy/[8/31/2012 2:22:28 PM]

TERMS OF USE SECURITIES LAW AND OFFERINGS Please consult your tax and/or your financial advisor for more information on how these products pertain to your particular investment strategy. This Web site may contain forward-looking statements, including discussion and analysis of the financial condition of the certain issuers of securities, anticipated capital expenditures required to complete certain projects, amounts of anticipated cash distributions to investors in the future and certain other matters. Readers of this Web site should be aware that there are various factors that could cause actual results to differ materially from any such forward-looking statements, which include changes in general economic conditions, changes in real estate conditions, construction costs which may exceed estimates, construction delays, increases in interest rates, lease-up risks, inability to obtain new tenants to fill vacant of vacated space, and the potential need to fund tenant improvements or other capital expenditures out of operating cash flow in excess of any reserves therefore. For more information about VII Peaks-KBR Co-Optivist Income BDC II, Inc. (“VII Peaks-KBR Co-Optivist Income BDC II”) investments, including investment policies, charges, and expenses, ask your financial advisor for a free prospectus, click here to view or download a prospectus, or call 877-7000-KBR (527). Please read any such prospectus carefully before you invest or send money. There can be no assurance that the objectives of any VII Peaks-KBR Co-Optivist Income BDC II investment stated in this presentation will be achieved. The share or unit values of VII Peaks-KBR Co-Optivist Income BDC II will fluctuate based on the values of the underlying assets and there is no guarantee that past performance will be the same as future results. There is no assurance that a secondary market will exist for VII Peaks-KBR Co-Optivist Income BDC II securities. NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. This material must be read in conjunction with the prospectus in order to understand fully all the implications and risks of any offering of securities to which it relates. By clicking “I Accept” on the click-through page of the offering, you represent that you have been provided with the applicable prospectus. RISKS AND SUITABILITY The material on this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. Therefore, this material must be read in conjunction with the prospectus in order to understand fully all the implications and risks of any offering of securities to which it relates. To obtain a paper copy of the prospectus free of charge, call 877-7000-KBR (527).

An investment in securities of VII Peaks-KBR Co-Optivist Income BDC II is subject to significant risks that are described in more detail in the “Risk Factors” and “Conflicts of Interest” sections of the prospectus. Investments in VII Peaks-KBR Co- Optivist Income BDC II securities are not suitable for all investors. Refer to the applicable prospectus, as amended, for a detailed discussion of risks and suitability standards for your state. An investment in VII Peaks-KBR Co-Optivist Income BDC II involves significant risks, including, but not limited to, the following: • This presentation is preceded or accompanied by a prospectus. Additional copies of the prospectus may be obtained by contacting KBR Capital Markets at 877-7000-KBR. • The Company is a newly formed, development stage entity with no operating history or revenues, and there is no basis on which to evaluate our ability to achieve the business objectives – The Manager is a newly-formed entity with no history of managing a portfolio of debt securities; • Our resources may be insufficient to cover operating expenses and expenses of consummating our business acquisitions; • We have full authority and discretion over the timing and amount of distributions, and we may decide to reduce or eliminate distributions at any time, which may have an adverse affect on investors; • Potential target companies in which to invest have not been selected. As a result, you will be unable to ascertain the merits or risks of the business or businesses in which we may ultimately invest; • Purchases of debt securities of financially stressed companies creates an enhanced risk of substantial loss or loss of entire investment – The capital structures of target companies may have significant leverage – this may increase exposure to adverse economic factors; • There is currently no market for our common stock nor is it expected that a market will develop in the foreseeable future, which adversely affects the liquidity and price of our common stock. • While we intend to conduct quarterly tender offers for a limited number of our shares pursuant to our share repurchase program beginning with the first calendar quarter following the one-year anniversary of achieving the minimum offering requirement, we may suspend or terminate the share repurchase program at any time; • A significant portion of our portfolio will be recorded at fair value as determined in good faith by our board of directors and, as a result, there will be uncertainty as to the value of our portfolio investments; • The potential for our Manager to earn incentive fees under the investment advisory agreement may create an incentive to it to enter into investments that are riskier and more speculative than would otherwise be in our best interests;

• This is a “best efforts” offering and, if we are able to raise substantial funds then we will be more limited in the number and type of investments we make. As a result, our ability to diversify will be constrained; • If we fail to qualify for or maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution, and the amount of our distributions; • Our Manager and certain of its affiliates, some of which may have the same or substantially similar investment objectives as the Company, face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments. For a further discussion and detail of the disclosures listed, see the “Risk Factors” section of the prospectus, Pg. 23. VII PEAKS-KBR WEB SITE TERMS AND CONDITIONS The parent company of our sponsor, VII Peaks-KBR, LLC (“VII Peaks-KBR”), makes this Web site (defined below) available to you for your information and as background for the products and services of VII Peaks-KBR and its parent companies, subsidiaries, affiliates and affiliated funds, including but not limited to VII Peaks-KBR Co-Optivist Income BDC II (collectively, the “VII Peaks-KBR Entities”), subject to the following terms and conditions: This Web site is offered by VII Peaks-KBR as a convenience to: (1) users of the Web site; (2) a variety of legally and financially separate entities that make up the VII Peaks- KBR Entities which may be either parent companies or subsidiaries of the same entities, affiliates of each other or share common ownership; and (3) legally and financially separate entities that: (i) were or are sponsored or advised by one of the VII Peaks- KBR Entities; or (ii) have some common ownership with one or more of the VII Peaks-KBR Entities from time to time and/or may maintain business relations with any of the VII Peaks-KBR Entities. Most of the entities within described above are licensed to use the names VII Peaks-KBR, Co-Optivist, and/or VII Peaks-KBR Co-Optivist Income BDC II and related logos. Each VII Peaks-KBR Entity and each other entity described above is a separate legal entity and no legal or financial relationship is to be implied between or among any entities on the Web site within VII Peaks-KBR Entities or such other entities. By accessing the information through the Web site made available at http://www.VII Peaks-KBR.com (“Web site”) and other domains registered and used by VII Peaks-KBR Entities, you agree on behalf of yourself, and any and all persons, companies and legal entities (“your principals”) that you represent, if any, and any and all employees and agents thereof (collectively, “you” and “your”) that you have read and agree to use the Web site in accordance with these Web site terms and conditions (“Terms and Conditions”) and the Web site Customer Privacy Policy available for viewing on the Web site and hereby incorporated by reference. Your continued use of the Web site means that you agree that these Terms and Conditions legally bind you in the same manner that a signed, written, nonelectronic contract does. You should not use the Web site in any manner or attempt to access the Web site if you are not willing to be bound and abide by these Web site Terms and Conditions. Your continued use of the Web site also means that you represent and warrant that you are able to enter into legally binding contracts and that you are authorized by your principals, if any, to (i) use the Web site; and (ii) to agree to these Terms and Conditions as a legally binding contract on behalf of you and your company (or legal entities, as applicable). For purposes of the Terms and Conditions, the term “Web site” includes without limitation those parts of the Web site that you can access based on your account with the Web site, if any, including without limitation the publicly available content, materials and information, and any portion thereof, and any other information or materials that may be available to you if you have created an account with the Web site (collectively, “Content”). 1. LICENSE TO THE CONTENT. VII Peaks-KBR grants you a limited, nonexclusive, nontransferable license during the Term (defined below) to access the Web site solely to display the Content for informational purposes only and to print and/or save copies of the Content with or on your personal computer, solely for your use in obtaining information regarding the VII Peaks- KBR Entities. Any other use of the Content or the Web site is expressly prohibited. All other rights in the Content and the Web site are reserved by VII Peaks-KBR and its licensors. VII Peaks-KBR reserves all rights in the Web site and you agree these Terms and Conditions do not grant you any rights in or licenses to the Web site, except for this express, limited license. You will not otherwise copy, transmit, distribute, sell, license, de-compile, reverse engineer, disassemble, modify, publish, participate in the transfer or sale of, create derivative works from, perform, display, incorporate into another Web site, or in any other way exploit any of the Content or any other part of the Web site or any derivative works thereof, in whole or in part for commercial or non-commercial purposes without the express prior written permission of VII Peaks-KBR. Without limiting the foregoing, you will not frame or display the Web site (or any part of the Web site) as part of any Web site or any other work of authorship without the express prior written permission of VII Peaks-KBR. Material available through the Advisor-specific area of the site is intended for Broker-dealer Use Only and should not be provided to potential clients unless otherwise noted for Client Use. 2. PRODUCTS AND SERVICES. The information regarding the VII Peaks-KBR Entities provided on the Web site may change at any time. In addition, eligibility or suitability requirements may apply for access to this information or any transaction with or regarding the VII Peaks-KBR Entities and they may not be available in all geographic areas. 3. WEB SITE ACCURACY. The information published on the Web site is provided as a convenience to visitors and is provided for informational purposes only. Accordingly, you should verify all information before relying on it, and all decisions based on information contained in the Web site are your sole responsibility. If you need specific details about any information contained in our Web site, you should contact VII Peaks-KBR as provided in the “Contact Us” section of the Web site. Photographs on this Web site are for illustrative purposes only. Investors in VII Peaks-KBR may not acquire an interest in any of these properties. 4. WEB SITE RESTRICTIONS. As a condition of your use of the Web site, you represent and warrant that you shall not use the Web site for any purpose that is unlawful or that is prohibited by these Terms and Conditions. You will not submit any false, misleading or inaccurate information to the Web site. You will abide by all applicable local, state, national and international laws and regulations and you shall be solely responsible and liable for all of your acts or omissions that occur while you use the Web site. By ways of example, and not as a limitation, you will not use the Web site to: (a) Defame, abuse, harass, stalk, threaten or otherwise violate or infringe the legal rights (such as, but not limited to, rights of privacy, publicity and intellectual property) of others; (b) Publish, distribute or disseminate any harmful, inappropriate, profane, vulgar, infringing, obscene, tortious, indecent, immoral or otherwise objectionable material or information; (c) Transmit or upload any material to the Web site that contains viruses, trojan horses, worms, time bombs, cancelbots, or any other harmful or deleterious programs; (d) Interfere with or disrupt the Web site networks or servers; (e) Harvest or otherwise collect information from the Web site about others, including without limitation email addresses, without proper consent; (f) Use the account, login identification, or password of another party to access the Web site; (g) Otherwise attempt to gain unauthorized access to the Web site, other accounts, computer systems or networks connected to the Web site, through password mining or any other means; or (h) Interfere with another individual’s or entity’s use or enjoyment of the Web site. VII Peaks-KBR has no obligation to monitor your use of the Web site or retain the content of any of your sessions on the Web site. By transmitting information through the Web site, you accept the risk that such information as well as any information that we transmit to you, may be intercepted by third parties. In addition, messages that you send to us by email may not be secure. We recommend that you do not send any confidential information to us by email. If you choose to send any confidential information to us via email, you accept the risk that this information may be intercepted by a third party. VII Peaks-KBR reserves the right at all times to monitor, review, retain and/or disclose any information as necessary to satisfy any applicable law, regulation, legal process or governmental request or as otherwise may be legally permissible. 5. DISCLAIMER OF WARRANTIES. NO MATERIALS OR OTHER ADVICE OR INFORMATION, WHETHER ORAL, WRITTEN OR IN ANOTHER FORM, OBTAINED BY YOU THROUGH THE WEB SITE OR OTHERWISE, WILL CREATE ANY WARRANTY NOT EXPRESSLY PROVIDED IN THESE TERMS AND CONDITIONS. YOU UNDERSTAND AND AGREE THAT ANY MATERIAL AND/OR DATA DOWNLOADED OR OTHERWISE OBTAINED THROUGH THE USE OF OR FROM THE WEB SITE IS DONE AT YOUR OWN DISCRETION AND RISK AND THAT YOU WILL BE SOLELY RESPONSIBLE FOR ANY DAMAGE TO YOUR COMPUTER SYSTEM OR LOSS OF DATA THAT RESULTS FROM THE DOWNLOAD OF SUCH MATERIAL AND/OR DATA. YOU EXPRESSLY AGREE THAT YOUR USE OF THE WEB SITE IS AT YOUR SOLE RISK. THE WEB SITE IS PROVIDED TO YOU “AS IS.” 6. LIMITATIONS OF LIABILITY. TO THE MAXIMUM EXTENT PERMITTED BY APPLICABLE LAW, YOU AGREE THAT VII PEAKS-KBR AND ALL OF THE VII PEAKS-KBR ENTITIES, AND THEIR RESPECTIVE OFFICERS, DIRECTORS, MANAGERS, ADVISORY BOARD MEMBERS, EMPLOYEES, CONTRACTORS, AND AGENTS (INCLUDING WITHOUT LIMITATION ANY BROKER DEALER ENTITIES THAT PROVIDE PRODUCTS OR

SERVICES FOR YOU ARISING OUT OF, OR SEPARATE FROM, YOUR USE OF THE WEB SITE) (COLLECTIVELY, “VII PEAKS-KBR PARTIES”) SHALL NOT HAVE ANY LIABILITY TO YOU FOR ANY INDIRECT, INCIDENTAL, SPECIAL, CONSEQUENTIAL OR EXEMPLARY DAMAGES, DAMAGES FOR LOSS OF PROFITS, GOODWILL, USE, DATA OR OTHER INTANGIBLE LOSSES THAT ARISE OUT OF OR RELATE TO YOUR USE OF THE WEB SITE. IN NO EVENT WILL THE TOTAL, AGGREGATE LIABILITY OF THE VII PEAKS-KBR PARTIES FOR DAMAGES OF ANY TYPE, EXPENSES OR LOSSES UNDER ANY CLAIM, CAUSE OF ACTION, LAWSUIT OR PROCEEDING ARISING OUT OF OR RELATING TO YOUR USE OF THE WEB SITE EXCEED FIVE HUNDRED DOLLARS ($500). THE LIABILITY LIMITATIONS IN THIS SECTION SHALL APPLY REGARDLESS OF WHETHER THE CLAIM, CAUSE OF ACTION, LAWSUIT OR PROCEEDING IS BASED IN CONTRACT, TORT, NEGLIGENCE, STRICT LIABILITY OR OTHERWISE, AND REGARDLESS OF WHETHER VII PEAKS-KBR HAS BEEN ADVISED OF THE POSSIBILITY OF THE APPLICABLE DAMAGES. 7. LINKS WITH OTHER WEB SITES. VII Peaks-KBR may provide links to other Web sites or resources (“Linked Sites”). You acknowledge and agree that VII Peaks-KBR has no control over and is not responsible for the Linked Sites. VII PeaksKBR’s reference to or use of tangible or intangible property, a product, service, or process does not imply VII Peaks-KBR’s recommendation, approval, affiliation, or sponsorship of that respective property, product, service, or process. You agree that the VII Peaks-KBR Parties shall not be responsible or liable, directly or indirectly, for any damage or loss arising out of or relating to the Linked Sites, including without limitation content, property, goods or services available on the Linked Sites. Links to the Web site are not permitted without the express prior permission of VII Peaks-KBR. 8. INDEMNIFICATION. You agree to defend, indemnify, and hold the VII Peaks-KBR Entities harmless from any and all damages, costs and expenses, including without limitation reasonable attorneys’ fees, arising out or relating to any and all third party claims, demands or allegations arising out of or relating to your use of the Web site, including without limitation arising out of or relating to your violation of the Terms and Conditions, any applicable laws, or your violation of any rights of a third party. 9. MODIFICATIONS. VII Peaks-KBR may change the Terms and Conditions from time to time. VII Peaks-KBR will require your assent to the revised Terms and Conditions. If you do not provide such an assent, such as through clicking the applicable “I Agree” button, among other methods, then your use of the Web site will terminate in accordance with Section 11 below. VII Peaks-KBR reserves the right to modify or temporarily discontinue your access to the Web site or parts thereof, with or without notice to you. You agree that VII Peaks-KBR shall not be liable to you or any third-party for any modification to the Web site or your access to the Web site.

10. INTERNET ACCESS. To use the Web site, you must at no cost to VII Peaks-KBR: (a) provide for your own access to the World Wide Web and pay any service fees associated with such access; (b) provide all equipment necessary for you to make such connection to the World Wide Web, including without limitation a computer and modem or broadband Internet connection. 11. TERMINATION. The term (“Term”) of these Terms and Conditions shall be until either you or VII Peaks-KBR terminates your Web site account, with or without cause at any time and effective immediately. VII Peaks-KBR may additionally, in its sole discretion, immediately terminate these Terms and Conditions should you fail to adhere to these Terms and Conditions. You agree that the VII Peaks-KBR Entities shall not be liable to you or any third party for termination of these Terms and Conditions. Should you object to any terms or conditions of these Terms and Conditions or any subsequent modifications to these Terms and Conditions or become dissatisfied with the any part of the Web site in any way, your sole and exclusive remedy is to immediately: (1) terminate use of the Web site; and (2) notify VII Peaks-KBR in writing of your termination of your agreement to these Terms and Conditions. Upon expiration of the Term or termination of these Terms and Conditions, your license rights to the Web site immediately cease. Sections 2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16 and 17 will survive and remain in full force and effect after termination. 12. ARBITRATION. You agree with VII Peaks-KBR that any dispute arising in connection with these Terms and Conditions or the performance of any party under these Terms and Conditions or otherwise relating to these Terms and Conditions shall be shall be referred to binding arbitration in Redwood City, California, in accordance with the rules of the American Arbitration Association by a panel of three arbitrators. Each of the parties shall name one arbitrator. The third arbitrator shall be selected by the two named arbitrators from the list of the current active members of the American Arbitration Association. The arbitration shall be binding, final, not appealable, enforceable and in lieu of any right to sue or seek other arbitration in any court or tribunal. Notwithstanding the foregoing, either you or any of the VII Peaks-KBR Entities shall be entitled to apply to any court of competent jurisdiction for a temporary restraining order, preliminary injunction, permanent injunction or other equitable relief, without breach of this arbitration provision. 13. EQUITABLE RELIEF. You acknowledge that any use or threatened use of the Web site or Content in a manner inconsistent with these Terms and Conditions shall cause immediate irreparable harm to VII Peaks-KBR and/or the other VII Peaks-KBR Entities for which there is no adequate remedy at law. Accordingly, you acknowledge and agree that VII Peaks-KBR and the other VII Peaks-KBR Entities shall be entitled to immediate and permanent injunctive relief from a court of competent jurisdiction in the event of any such breach or threatened breach by you. You agree and stipulate that VII Peaks-KBR and the VII Peaks-KBR Entities shall be entitled to such injunctive relief without posting a bond or other security; provided however that if the posting of a bond is a prerequisite to obtaining injunctive relief, then a bond in the amount of $1000 shall be sufficient. t

Nothing contained herein shall limit the right of VII Peaks-KBR or any other VII Peaks-KBR Entities to any remedies at law, including without limitation the recovery of damages from you for breach of these Terms and Conditions, as applicable. 14. ASSIGNMENT. YOU WILL NOT ASSIGN, INCLUDING WITHOUT LIMITATION BY OPERATION OF LAW, CHANGE OF CONTROL OR OTHERWISE, YOUR RIGHTS OR LICENSES TO THE WEB SITE PROVIDED UNDER THESE TERMS AND CONDITIONS, EITHER IN WHOLE OR IN PART WITHOUT THE PRIOR WRITTEN CONSENT OF VII PEAKS-KBR. VII PEAKS-KBR SHALL HAVE THE RIGHT TO ASSIGN THESE TERMS AND CONDITIONS. ANY ATTEMPT TO ASSIGN THESE TERMS AND CONDITIONS CONTRARY TO THIS SECTION WILL BE VOID AND HAVE NO EFFECT. 15. COPYRIGHT AND TRADE NAMES. ALL OF THE INFORMATION ON THE WEB SITE, INCLUDING TEXT, IMAGES, GRAPHICS AND SOFTWARE, IS THE PROPERTY OF VII PEAKS-KBR, EXCEPT AS OTHERWISE INDICATED, AND IS PROTECTED BY COPYRIGHT AND OTHER INTELLECTUAL PROPERTY LAWS. IN ADDITION, THE COLLECTION, ARRANGEMENT AND ASSEMBLY OF CONTENT ON THIS WEB SITE IS THE EXCLUSIVE PROPERTY OF VII PEAKS-KBR, AND IS LIKEWISE PROTECTED BY COPYRIGHT AND OTHER INTELLECTUAL PROPERTY LAWS. YOU MAY VIEW, DOWNLOAD AND REPRINT INFORMATION AND MATERIALS CONTAINED ON THIS WEB SITE (I) SOLELY FOR INFORMATIONAL PURPOSES AND FOR NO OTHER PURPOSE, AND (II) PROVIDED THAT NEITHER THE MATERIALS, NOR ANY PROPRIETARY NOTICES THEREIN ARE MODIFIED OR ALTERED IN ANY WAY. The Web site is Copyright © 2011 VII Peaks-KBR, All rights reserved. The Web site features trade names, logos and other trademarks and service marks that are the property of, or are licensed to, VII Peaks-KBR, or other VII Peaks-KBR Entities. The Web site may also include trademarks or service marks of third parties. All of these trademarks are the property of their owners and you agree not to use or display them in any manner without the prior written permission of the applicable trademark owner. You also agree not to use, copy, modify or display any of these marks in any manner likely to cause confusion or in any manner that disparages or discredits any VII Peaks-KBR Entities. Without limitation the following are proprietary trade names of VII Peaks-KBR Entities owned by VII Peaks-KBR, LLC: VII Peaks-KBR and VII Peaks-KBR Co-Optivist Income BDC II. Co-Optivist is a trademark of VII Peaks Capital, LLC and is being used with their permission. 16. NOTICE. Any notice required or allowed under these Terms and Conditions shall be deemed properly given and effective upon (a) (i) actual delivery, if delivery is by hand; (ii) upon receipt by the transmitting party of confirmation or answer back, if delivery is by telex, telegram or facsimile; (iii) five (5) days after delivery into the regular mail, postage prepaid by registered or certified mail, return receipt-requested to the respective party at the following address; or (b) if you have provided an email address, to you immediately upon transmittal of an email to such email address: If to you: Such notice will be sent to you based on the contact information you have submitted to VII Peaks-KBR. If to VII Peaks-KBR: 255 Shoreline Drive, Suite 428, Redwood City, CA 94065 ATTENTION: General Counsel FAX: 877-7100-KBR (527) or at such other address as the parties may designate by notice given pursuant to this clause. 17. GENERAL. THE TERMS AND CONDITIONS AND THE RELATIONSHIP BETWEEN YOU AND VII PEAKS-KBR AND THE OTHER VII PEAKS-KBR ENTITIES SHALL BE GOVERNED BY THE LAWS OF THE STATE OF CALIFORNIA WITHOUT REGARD TO ITS CONFLICT OF LAW PROVISIONS. Subject to Section 12 (Arbitration), you and VII Peaks-KBR agree to submit to the non-exclusive jurisdiction of the courts located within the City of Redwood City, California, provided that any lawsuits or other claims brought by you must be brought exclusively within the City of Redwood City, California. You hereby consent and submit to the exclusive in personam jurisdiction of such courts, waive any objection based on forum non conveniens and waive any objection to venue of any action instituted hereunder to the extent that an action is brought in the courts identified above. The failure of VII Peaks-KBR to exercise or enforce any right or provision of the Terms and Conditions shall not constitute a waiver of such right or provision. If any provision of the Terms and Conditions is found by a court of competent jurisdiction to be invalid, the parties nevertheless agree that the court should endeavor to give effect to the parties’ intentions as reflected in the provision, and the other provisions of the Terms and Conditions remain in full force and effect. The section titles in the Terms and Conditions are for convenience only and have no legal or contractual effect. VII Peaks- KBR shall not be liable for delays or failure to make the Web site (including without limitation the Content) available if due to any cause or conditions beyond VII Peaks-KBR’s reasonable control, including, but not limited to, delays or failures due to acts of God, acts of civil or military authority, fire, flood, strikes, wars, failure of the Internet backbone or shortage of power. VII Peaks-KBR agrees to make the Web site available hereunder as an independent contractor, and in no event shall the employees and/or agents of VII Peaks-KBR or any of the other VII Peaks-KBR Entities be deemed your employees and/or agents. Each party acknowledges that it is not entering into these Terms and Conditions on the basis of any representation not expressly contained in the Terms and Conditions. The Terms and Conditions constitutes the entire agreement between you and VII Peaks- KBR (and the other VII Peaks-KBR Entities) concerning this subject matter, and supersedes and cancels any and all prior or contemporaneous agreements or contracts, whether written or oral.

BDC STRATEGY AND ATTRIBUTES The Co-Optivist™ (“cooperative activism”) approach is a proprietary strategy1 developed by VII Peaks Capital. The Co-Optivist™ approach involves primarily investing in: Discounted corporate debt securities of public and private companies that have a perceived risk of near term liquidity issues, but are determined by VII Peaks-KBR to have solid fundamentals and business prospects including, • Historical revenue growth • Positive cash flow • Sufficient asset coverage The VII Peaks-KBR Co-Optivist™ approach anticipates providing a consistent cash flow to investors from traded bond coupon payments, while proactively engaging the target company’s management to: • Restructure the underlying corporate debt securities • De-lever the target company’s balance sheet • Improve the company’s overall liquidity • Provide potential event-driven appreciation 1Please see the Business section of the prospectus Page 48 for further details. VII Peaks-KBR does not provide financing and is not a lender, but rather assists the target company in restructuring or refinancing their debt, thereby creating potential appreciation for the BDCs investors SUMMARY OF CO-OPTIVIST™ APPROACH

ATTRIBUTES • Targeting primarily fixed rate, publicly traded, discounted corporate bonds • Regular distributions, as may be approved by the board of directors1 • $750,000,000 maximum offering • $5,000 minimum investment • Liquidity event expected within 5 years of the offering completion date

• 20% of shares available for redemption per year (5% quarterly)2 • May be appropriate for qualified plans • Quarterly valuations, public reporting and audited financial statements • Diversified multiple position strategy primarily in traded debt securities • Manager Compensation o 2%-1.5% declining management fee o 20% incentive fee on income, above the preferred return to investors o 20% incentive fee on capital gains o No acquisition fees, no disposition fees, no loan fees, no origination fees 1There can be no assurance that we will be able to sustain distributions at any particular level. 2Share repurchases are limited to 20% of the weighted average number of shares outstanding in the prior calendar year (5.0% in each quarter). Available only in States where effective. State suitability applies. Pursuant to our share repurchase program, a limited number of shares may be repurchased beginning with the first calendar quarter following the one- year anniversary of achieving the minimum offering requirement. See Tender Offer Program section of the Prospectus for full disclosure. This material does not constitute an offer or a solicitation to purchase securities and is authorized for use only when accompanied or preceded by a definitive prospectus and any addenda thereto (the “Prospectus”). The summary information set forth herein is qualified in its entirety by the Prospectus. All potential investors must read the Prospectus and no person may invest without acknowledging receipt and complete review of the Prospectus. Potential investors should seek advice and recommendations from legal counsel and tax professionals before making investment decisions. Information presented herein should not be construed as advice and should not be relied upon in making an investment decision. Past performance is not indicative of future results. Securities offered through KBR Capital Markets, LLC, member FINRA, SIPC, 255 Shoreline Drive, Suite 428, Redwood City, CA 94065. Go to our Risk Factors page to learn more.

PRIVACY POLICY EFFECTIVE JULY 2012 COMMITTED TO PROTECTING YOUR PRIVACY VII Peaks-KBR, LLC and its affiliates, including VII Peaks-KBR Co-Optivist Income BDC II, Inc, (together “we” or “VII Peaks- KBR”) takes measures to ensure that the use and disclosure of your private personal information is consistent with applicable laws. We do not disclose any Client Information, except as permitted by law. We do not sell or disclose any Client Information to a third party for their independent use. The sections that follow will describe our information collection and sharing practices, and the safeguards we use to protect your non-public personal information. WE COLLECT INFORMATION THAT MAY INCLUDE: • Information that we receive from you personally on applications, forms, or other correspondence, or our website, such as your name, address, phone number, social security number and e-mail address. • Information about your transactions with us, such as your account holdings and transaction history. • Information we receive about you from third parties, such as transfer agents, custodians, financial institutions and credit or service bureaus. • In selected situations, as permitted or required by law, we may have to disclose all of the information we collect described above (the “Client Information”). WE CAREFULLY LIMIT CLIENT INFORMATION SHARING, USE AND DISCLOSURE We use and share Client Information solely to provide quality investment products and service to our customers. For example, this information enables us to serve and administer your accounts with efficiency and accuracy. We do not disclose any Client Information, except as permitted by law. Under the following circumstances we may disclose Client Information: • When requested by you; • When necessary, in our opinion, to verify or complete a transaction initiated by you;

• When complying with law, regulation or a court of government order or request; and • In connection with any merger or consolidation with, or sale of, all or substantially all of our assets to a third party. We may also share Client Information with selected non-affiliated third parties, each of which is bound by written agreements of confidentiality with respect to the use and disclosure of Client Information. The sharing of Client Information with non-affiliated third parties is carefully limited as described in this section. We may disclose Client Information to the following types of third parties: • Financial service providers that assist us in servicing your accounts, such as the distributor of the VII Peaks-KBR, LLC programs, KBR Capital Markets, LLC and the transfer agent. • Non-financial companies, such as service providers that fulfill product information requests or maintain our website. • Others, such as joint account holders and those with whom you have consented in writing to our sharing your Client Information. In addition, we may share the Client Information with other companies with whom we have teamed through a joint marketing agreement to provide you with a particular benefit or service. We may also share Client Information with other companies that perform specific or contracted services on our behalf in connection with the products and services provided or offered to you and as otherwise permitted by law. WE PROTECT CLIENT INFORMATION ABOUT FORMER CUSTOMERS If you terminate your relationship with us, we will continue to adhere to the privacy policies and practices provided in this notice and shall retain all collected Client Information in accordance with Federal law. WE HAVE SAFEGUARDS IN PLACE We have physical, electronic and procedural safeguards in place to protect the confidentiality, security and integrity of your Client Information. We restrict access to Client Information to those who need that information in order for us to provide our products and services to you. OUR COMMITMENT TO YOU

We value the trust of our customers and will continue to recognize the importance of holding your Client Information as confidential. We will maintain accurate Client Information and respond promptly to customer requests to correct information. We will require companies with whom we do business to use Client Information appropriately and to safeguard the confidentiality of such information. We appreciate the opportunity to serve your investment needs. We pledge to follow the policies, safeguards and guidelines as described in this notice, and to protect the confidentiality of your information. Your relationship is very important to us, and we will take great care to honor these commitments to you. Thank you for choosing VII Peaks-KBR. This notice applies to individuals and covers information in connection with consumer transactions. In compliance with government regulations, we provide this notice at the time the customer relationship commences and, to the extent required by law, annually during which the relationship exits. If we change our policies or practices, we will update this Privacy Statement. If you would like to contact us about this Privacy Policy or any data privacy or confidentiality issues, below is our contact information: VII Peaks-KBR, LLC 255 Shoreline Drive Suite 428 Redwood City, CA 94065 877-7000-KBR (527)

RISK FACTORS To review a summary of risk factors related to an investment in VII Peaks-KBR Co-OptivistTM Income BDC II (the Issuer), please read below. • This presentation is preceded or accompanied by a prospectus. Additional copies of the prospectus may be obtained by contacting KBR Capital Markets at 877-7000-KBR. • The Company is a newly formed, development stage entity with no operating history or revenues, and there is no basis on which to evaluate our ability to achieve the business objectives – The Manager is a newly-formed entity with no history of managing a portfolio of debt securities; • Our resources may be insufficient to cover operating expenses and expenses of consummating our business acquisitions; • We have full authority and discretion over the timing and amount of distributions, and we may decide to reduce or eliminate distributions at any time, which may have an adverse affect on investors; • Potential target companies in which to invest have not been selected. As a result, you will be unable to ascertain the merits or risks of the business or businesses in which we may ultimately invest; • Purchases of debt securities of financially stressed companies creates an enhanced risk of substantial loss or loss of entire investment – The capital structures of target companies may have significant leverage – this may increase exposure to adverse economic factors; • There is currently no market for our common stock nor is it expected that a market will develop in the foreseeable future, which adversely affects the liquidity and price of our common stock. • While we intend to conduct quarterly tender offers for a limited number of our shares pursuant to our share repurchase program beginning with the first calendar quarter following the one-year anniversary of achieving the minimum offering requirement, we may suspend or terminate the share repurchase program at any time; • A significant portion of our portfolio will be recorded at fair value as determined in good faith by our board of directors and, as a result, there will be uncertainty as to the value of our portfolio investments; • The potential for our Manager to earn incentive fees under the investment advisory agreement may create an incentive to it to enter into investments that are riskier and more speculative than would otherwise be in our best interests; • This is a “best efforts” offering and, if we are unable to raise substantial funds then we will be more limited in the number and type of investments we make. As a result, our ability to diversify will be constrained;

• If we fail to qualify for or maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution, and the amount of our distributions; • Our Manager and certain of its affiliates, some of which may have the same or substantially similar investment objectives as the Company, face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments. For a further discussion and detail of the disclosures listed, see the “Risk Factors” section of the prospectus, Pg. 23.

CONTACT VII PEAKS-KBR PROSPECTIVE INVESTORS: For more information we encourage prospective investors to contact their financial advisor. Investors are advised to consider the investment objective, risks, charges and expenses of VII Peaks-KBR Co-Optivist Income BDC II carefully before investing. The prospectus and the information on this website are not offers to sell these securities and are not soliciting an offer to buy these securities in any state where the offer and sale is not permitted. The prospectus should be read carefully by an investor before investing. CURRENT INVESTORS: Current investors may click the button below to access their investment information. Current Investor Login FINANCIAL ADVISORS: Financial advisors may contact our managing dealer, KBR Capital Markets, LLC., Member FINRA/SIPC, for more information at (877) 7000-KBR (527). Financial advisors may also click the link below to access their investment information. Broker/dealers are reminded that communications sent or delivered to any person must be accompanied or preceded by a prospectus in accordance with the Securities Act of 1933, as amended. Financial Advisor Login If you would like to receive information about our company, or have questions or comments, please contact us at info@viipeakskbr. com or 877-7000-KBR (527). VII Peaks-KBR, LLC 255 Shoreline Drive Suite 428 Redwood City, CA 94065

Acceptance window prior to accessing investor documents This website is available for use subject to its Terms and Conditions and our Privacy Policy. Please click on the highlighted terms to review these. To review a summary of risk factors related to an investment in VII Peaks-KBR Co-OptivistTM Income BDC II (the Issuer), please read below. • This presentation is preceded or accompanied by a prospectus. Additional copies of the prospectus may be obtained by contacting KBR Capital Markets at 877-7000-KBR. • The Company is a newly formed, development stage entity with no operating history or revenues, and there is no basis on which to evaluate our ability to achieve the business objectives -The Manager is a newly-formed entity with no history of managing a portfolio of debt securities; • Our resources may be insufficient to cover operating expenses and expenses of consummating our business acquisitions; • We have full authority and discretion over the timing and amount of distributions, and we may decide to reduce or eliminate distributions at any time, which may have an adverse affect on investors; • Potential target companies in which to invest have not been selected. As a result, you will be unable to ascertain the merits or risks of the business or businesses in which we may ultimately invest; • Purchases of debt securities of financially stressed companies creates an enhanced risk of substantial loss or loss of entire investment -The capital structures of target companies may have significant leverage -this may increase exposure to adverse economic factors; • There is currently no market for our common stock nor is it expected that a market will develop in the foreseeable future, which adversely affects the liquidity and price of our common stock. • While we intend to conduct quarterly tender offers for a limited number of our shares pursuant to our share repurchase program beginning with the first calendar quarter following the one-year anniversary of achieving the minimum offering requirement, we may suspend or terminate the share repurchase program at any time; • A significant portion of our portfolio will be recorded at fair value as determined in good faith by our board of directors and, as a result, there will be uncertainty as to the value of our portfolio investments; • The potential for our Manager to earn incentive fees under the investment advisory agreement may create an incentive to it to enter into investments that are riskier and more speculative than would otherwise be in our best interests;

• This is a "best efforts" offering and, if we are unable to raise substantial funds then we will be more limited in the number and type of investments we make. As a result, our ability to diversify will be constrained; • If we fail to qualify for or maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution, and the amount of our distributions; • Our Manager and certain of its affiliates, some of which may have the same or substantially similar investment objectives as the Company, face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments. For a further discussion and detail of the disclosures listed, see the "Risk Factors" section of the prospectus, Pg. 23.